FINANCIAL RISK MANAGEMENT ACTIVITIES - Foreign Exchange Risk (Details) - Foreign exchange risk - Borrowings $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
ZAR denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in exchange rate	1.50	1.50	1.50
Change in borrowings total due to increase in exchange rate	$ 0	$ 0	$ (7)
Decrease in exchange rate	(1.5)	(1.5)	(1.50)
Change in borrowings total due to decrease in exchange rate	$ 0	$ 0	$ 9
TZS denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in exchange rate	250	250	250
Change in borrowings total due to increase in exchange rate	$ (5)	$ (5)	$ (5)
Decrease in exchange rate	(250)	(250)	(250)
Change in borrowings total due to decrease in exchange rate	$ 6	$ 6	$ 6
AUD denominated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in exchange rate	0.1	0.1	0.1
Change in borrowings total due to increase in exchange rate	$ (2)	$ 0	$ (1)
Decrease in exchange rate	(0.1)	(0.1)	(0.1)
Change in borrowings total due to decrease in exchange rate	$ 2	$ 0	$ 1